Pensions and Post-Employment Benefits - Aggregate Projected Benefit Obligation for Pension Plans and Other Post-employment Benefits and the Plan Assets by Country (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
PBO	$ 1,903	$ 2,783	$ 3,033
Assets	1,208	1,784	$ 1,694
Deficit	695	999
Mexico [member]
Disclosure of fair value of plan assets [line items]
PBO	220	200
Assets	25	38
Deficit	195	162
United States [member]
Disclosure of fair value of plan assets [line items]
PBO	194	270
Assets	166	226
Deficit	28	44
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
PBO	1,062	1,794
Assets	791	1,273
Deficit	271	521
Germany [member]
Disclosure of fair value of plan assets [line items]
PBO	134	180
Assets	6	7
Deficit	128	173
Other countries [member]
Disclosure of fair value of plan assets [line items]
PBO	293	339
Assets	220	240
Deficit	$ 73	$ 99